RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 — RELATED PARTY TRANSACTIONS

a.	Name of related parties

Name of Related Party	Relationship to the Company
Choo Keam Hui	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd (“Zenapp”)	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO of Starbox Group
KH Advisory Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO of Starbox Group
VE Services	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui

b.	Due from a related party

Due from a related party consisted of the following:

Name	September 30, 2022	September 30, 2021
VE Services	$1,473	$-

As of September 30, 2022, the balance of due from VE Services was commission receivable for referring payment solution services to VE Services.

c.	Due to related parties

Due to related parties consisted of the following:

Name	September 30, 2022	September 30, 2021
Choo Keam Hui	$-	$756,478
Bizguide Corporate Service Sdn Bhd	1,763	-
KH Advisory Sdn Bhd	$5,598	$-

As of September 30, 2022, the balance of due to related parties was the fee to be paid for secretarial and tax consulting services received.

As of September 30, 2021, the balance due to a related party was from loan advances from Choo Keam Hui, and was used as working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand. As of September 30, 2022, all of the balance due as of September 30, 2021 had been repaid.

d.	Office rental expenses paid by a related party

Prior to August 2021, the Company had not directly entered into any office lease agreements. Zenapp leased an office from the landlord and provided a small part of the office space to the Company to use for free. Based on the square footage allocation of the small office space used by the Company, the estimated office lease expense paid by Zenapp on behalf of the Company amounted to approximately $4,200 for the fiscal year ended September 30, 2020 and approximately $3,850 for the period from October 2020 to August 2021 (see Note 12).

e.	Sub-tenancy agreements with a related party

On August 20, 2021, StarboxGB, StarboxSB, and StarboxPB each entered into a sub-tenancy agreement with Zenapp to lease an office in Kuala Lumpur, Malaysia. The sub-tenancy agreements each have a lease term from September 1, 2021 to August 31, 2023 and monthly rent of MYR10,000 (approximately $2,424). The sub-tenancy agreements may be renewed for successive two-year terms. The sub-tenancy agreements were terminated in April 2022 (see Note 12).

f.	Revenue from a related party

In May 2021, the Company started to provide payment solution services to merchants by referring them to VE Services. During the fiscal year 2022 and 2021, the Company referred 19 and 11 merchants to VE Services for payment processing and earned commission fees of $9,575 and $1,494, respectively, which were reported as revenue from payment solution services in the consolidated financial statements.

g.	Advance to a related party

On September 23, 2020, StarboxGB signed a framework agreement with Zenapp, pursuant to which StarboxGB agreed to provide interest free cash advance to Zenapp up to a maximum of MYR10 million (approximately $2.4 million) to support Zenapp’s working capital needs within the next five years, if needed. The specific amount of cash advances was to be determined upon Zenapp’s request. Under this framework agreement, on October 8, 2020, February 23, 2021, and March 29, 2021, StarboxGB made cash advances in an aggregate amount of MYR1.6 million (approximately $0.4 million) to Zenapp. The cash advances were fully collected back or settled in September 2021. On September 30, 2021, StarboxGB and Zenapp entered into a supplemental agreement to terminate the framework agreement.

The Company does not have the intention to make additional cash advance to related parties going forward.